Detail of Certain Balance Sheet Accounts - Other Current Assets (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Other current assets
Prepaid expenses	$ 476	$ 445
Other	159	143
Other current assets	$ 635	$ 588